Segment reporting (Tables)	6 Months Ended
Mar. 31, 2019
Segment reporting
Schedule of revenue by major product categories

	For the six months ended March 31,
	2019	2018

Shiitake	$8,346,344	$7,972,621
Mu Er	5,167,414	4,833,461
Other edible fungi and other agricultural products	874,429	213,955
Total	$14,388,187	$13,020,037

Schedule of revenue by Geographic information

	For the six months ended March 31,
	2019	2018

Revenue from China	$12,887,262	$11,827,380
Revenue from other countries	1,500,925	1,192,657
Total Revenue	$14,388,187	$13,020,037